Component of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Bermuda
Foreign	8,571	7,571	6,223
Current Income Tax Expense (Benefit), Total	8,571	7,571	6,223
Deferred
Bermuda
Foreign	(1,740)	(2,078)	(1,742)
Deferred Income Tax Expense (Benefit), Total	(1,740)	(2,078)	(1,742)
Income tax expense	$ 6,831	$ 5,493	$ 4,481